Subsequent Events (Details) - USD ($)		12 Months Ended
	Sep. 19, 2023	Dec. 31, 2023	Jan. 04, 2024	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Aggregate Shares	1,146,552			2,606,552	2,606,552
Exercise price per share	$ 1.16	$ 0.65
Gross proceeds	$ 1,330,000	$ 1,690,000
Net amount	$ 1,000,000	1.42
Issuance expenses		$ 275
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate Shares			5,213,104
Exercise price per share			$ 0.65